Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital

	SHARES	USD
Issued and fully paid ordinary shares
As at January 1, 2021	28,556,422	64
Shares issued and sold	5,250,000	—
Transfer to capital reserve upon change of par value	—	(64)
As at December 31, 2021	33,806,422	—
As at January 1, 2020	27,291,543	61
Shares issued and sold	1,264,879	3
As at December 31, 2020	28,556,422	64
As at January 1, 2019	2,500,000	57
Shares issued and sold	2,291,543	4
As at December 31, 2019	27,291,543	61